Supplement Dated December 22, 2016
To the last effective Product Prospectus:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Flexible Premium Variable Life Account D
Lincoln Life Flexible Premium Variable Life Account F
Lincoln Life Flexible Premium Variable Life Account G
Lincoln Life Flexible Premium Variable Life Account J
Lincoln Life Flexible Premium Variable Life Account K
Lincoln Life Flexible Premium Variable Life Account M
Lincoln Life Flexible Premium Variable Life Account R
Lincoln Life Flexible Premium Variable Life Account S
Lincoln Life Flexible Premium Variable Life Account Y
Lincoln Life Flexible Premium Variable Life Account JF-A
Lincoln Life Flexible Premium Variable Life Account JF-C

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Flexible Premium Variable life Account M
LLANY Separate Account R for Flexible Premium Variable Life Insurance
LLANY Separate Account S for Flexible Premium Variable Life Insurance
Lincoln Life & Annuity Flexible Premium Variable Life Account Y
Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Variable Life Account B of Voya Retirement Insurance & Annuity Company

CONNECTICUT GENERAL LIFE INSURANCE COMPANY
CG Variable Life Insurance Separate Account I
CG Variable Life Insurance Separate Account II

This Supplement outlines certain changes to your variable universal life insurance product prospectus that will be effective immediately.  It is for informational purposes only; no action is required on your part.

DESCRIPTION OF CHANGES

The following paragraph is being added to the provision of the prospectus pertaining to Allocations:

If an Underlying Fund imposes restrictions with respect to the acceptance of premium allocations or transfers, we reserve the right to reject an allocation or transfer request at any time that the Underlying Fund has notified us that such would not be accepted.  We will notify you if your allocation or transfer request is or becomes subject to such restrictions.

The following sentence is being added to the provision of your prospectus pertaining to Transfers:

We may also defer or reject an allocation or transfer request that is subject to a restriction that is imposed by the Underlying Fund at any time.

Please retain this Supplement for future reference.